Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Indefinite-lived and definite-lived intangible assets, net consists of the following:

	As of December 31, 2021	As of December 31, 2020
Indefinite-lived intangible assets:
Trademarks and domains	$13,882	$13,882
Definite-lived intangible assets:
Trademarks and domains	13,423	14,296
Developed technology	101,666	91,107
Licenses	4,916	9,823
Customer relationships	33,311	35,706

Total intangible assets	$167,198	$164,814

Accumulated amortization (1)	(80,583)	(67,266)
Impairment charges	(892)	(1,053)

Total intangible assets, net	$85,723	$96,495

(1)
Accumulated amortization as of December 31, 2021 comprised of $66,356, $7,097 and $7,130 for developed technology, licenses and customer relationships, respectively. Accumulated amortization as of December 31, 2020 comprised of $56,770, $7,751 and $2,745 for developed technology, licenses, and customer relationships, respectively.

Summary of Finite-Lived Intangible Assets
The changes in the balance of intangible assets, net as of December 31, 2021 and 2020 consist of the following:

	As of December 31, 2021	As of December 31, 2020
Balance, beginning of year	$96,495	$49,619
Additions	18,823	14,028
Acquisitions (1)	—	52,501
Amortization	(27,288)	(21,699)
Impairment charges	(892)	(1,053)
Foreign currency translation adjustment	(1,415)	3,099

Balance, end of year	$85,723	$96,495

(1)	Acquired intangible assets in 2020 was comprised mainly of customer relationships, trademarks and developed technology.

Summary of Amortization expense Of Intangible Assets
Amortization expense for the years ended December 31, 2021, 2020 and 2019 was classified as follows:

	For the year ended December 31
	2021	2020	2019
Technology and product development	$18,610	$17,190	$14,198
General and administrative	7,044	3,753	1,523
Selling and marketing	1,634	756	416

Total amortization expense	$27,288	$21,699	$16,137

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2021, assuming no subsequent impairment of the underlying assets, is as follows:

Year	Amount
2022	$15,577
2023	15,577
2024	15,577
2025	5,783
2026	5,799
2027 and thereafter	13,528

Total	$71,841